S-K 1603(a) SPAC Sponsor	Oct. 10, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor Name	Alussa Energy Sponsor II LLC
SPAC Sponsor Form of Organization	Limited Liability Company